CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 42,269	$ 117,397	$ (37,375)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	25,832	51,099	52,358
Amortization	24,554	49,361	47,002
Unrealized exchange (gains) losses on foreign denominated debt	(14,507)	(39,173)	45,553
Equity-based compensation	3,202	6,440	8,002
Deferred income taxes-net	8,391	5,793	(11,449)
Uncertain tax positions	(8,298)	(20,507)	1,832
Restructuring		(475)	9,135
Non-cash fair value adjustment for swaps and foreign currency exchange contracts	(9,813)	(20,196)	15,943
Amortization of debt issuance costs	3,265	6,741	5,601
Non-cash fair value adjustment of contingent consideration		1,373
Other	(322)	(250)	1,802
Changes in current assets and liabilities:
Accounts receivable	4,050	(16,075)	9,061
Accounts payable	2,539	(555)	7,400
Accrued expenses	3,468	18,712	(13,443)
Income taxes receivable/payable	(1,690)	320	2,523
Deferred revenue	4,411	24,783	4,483
Other	(382)	4,102	35
Net cash used in operating activities	86,969	188,890	148,463
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(25,348)	(49,317)	(44,862)
Acquisition of a business, net of cash acquired	(89,114)	(89,206)
Purchase of minority investment			(8,500)
Other investing activities		1,597	(122)
Net cash used in investing activities	(114,462)	(136,926)	(53,484)
Repayment of debt	(12,249)	(17,449)	(52,007)
Equity issuance costs		(1,851)
Other financing activities		35	5
Net cash provided by financing activities	(12,249)	(19,265)	(52,002)
EFFECTS OF EXCHANGE RATE FLUCTUATIONS	(91)	(2,479)	104
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(39,833)	30,220	43,081
Cash - beginning of the period	161,309	161,309	118,228
Cash - end of the period	$ 121,476	191,529	161,309
SUPPLEMENTAL DISCLOSURES:
Interest paid		115,258	119,506
Income taxes paid, including foreign taxes withheld		$ 32,300	$ 12,900